Equity (Details) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Equity (Details) [Line Items]
Common share, share authorized	750,000,000	1,000
Common share, par value (in Dollars per share)	$ 0.01	$ 0.01
Preference shares, share authorized	100,000,000	1,000
Preference shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Common shares, share issued	48,447,306	1
Common share, share outstanding	48,447,306
Common shares subject to vesting	3,012,500
Cancelled shares	8,555
Cancellation of shares outstanding	48,438,751
Unvested shares	3,012,500
Bottom of range [Member]
Equity (Details) [Line Items]
Earnout shares are subject to vesting at stock prices (in Dollars per share)	$ 11.50
Top of range [member]
Equity (Details) [Line Items]
Earnout shares are subject to vesting at stock prices (in Dollars per share)	$ 15.25